INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Tables)	3 Months Ended
Sep. 30, 2025
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Schedule of revenue from contracts with customers

	09/30/2025	09/30/2024
Sale of goods and services	74,727,486	89,064,305
Royalties	309,297	693,786
Right of use licenses	2,399,212	2,862,987
	77,435,995	92,621,078

Schedule of cost of sales

Item	09/30/2025	09/30/2024
Inventories as of the beginning of the period	82,999,205	110,913,884
Purchases of the period	37,851,983	47,643,458
Production costs	5,318,601	6,503,891
Foreign currency translation	148,610	185,428
Subtotal	126,318,399	165,246,661
Inventories as of the end of the period (*)	(85,021,914)	(109,450,616)
Cost of sales	41,296,485	55,796,045

(*)Net of agricultural products.

Schedule of R&D classified by nature

	Research and	Research and
	development	development
	expenses	expenses
Item	09/30/2025	09/30/2024
Amortization of intangible assets	1,792,799	1,362,301
Depreciation of property, plant and equipment	230,628	198,198
Freight and haulage	975	2,221
Employee benefits and social securities	690,185	1,533,533
Maintenance	37,883	102,527
Energy and fuel	1,567	2,434
Supplies and materials	1,053,313	639,560
Mobility and travel	22,418	46,429
Share-based incentives	—	35,141
Publicity and advertising	—	2,131
Professional fees and outsourced services	1,857,264	100,959
Professional fees related parties	—	16,373
Office supplies	14,810	147,481
Information technology expenses	2,670	19,692
Insurance	10,106	12,772
Depreciation of leased assets	—	16,336
Miscellaneous	1,850	173,191
Total	5,716,468	4,411,279

	09/30/2025	09/30/2024
R&D capitalized (Note 4.8)	668,297	1,654,017
R&D profit and loss	5,716,468	4,411,279
Total	6,384,765	6,065,296

Schedule of expenses classified by nature and function

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	09/30/2025
Amortization of intangible assets	82,507	1,372,964	1,455,471
Commissions and royalties	306,022	315,581	621,603
Import and export expenses	—	144,543	144,543
Depreciation of property, plant and equipment	743,821	555,998	1,299,819
Depreciation of leased assets	416,521	636,462	1,052,983
Impairment of receivables	—	655,034	655,034
Freight and haulage	115,172	1,179,363	1,294,535
Employee benefits and social securities	1,888,221	8,908,358	10,796,579
Maintenance	364,935	658,015	1,022,950
Energy and fuel	184,245	26,378	210,623
Supplies and materials	103,506	358,030	461,536
Mobility and travel	97,802	945,951	1,043,753
Publicity and advertising	—	1,049,481	1,049,481
Contingencies	9,378	24,073	33,451
Share - based incentives	—	533	533
Professional fees and outsourced services	478,907	2,316,544	2,795,451
Office supplies and registrations fees	3,171	227,893	231,064
Insurance	40,341	804,730	845,071
Information technology expenses	7,592	514,270	521,862
Obsolescence	457,274	—	457,274
Taxes	14,199	2,398,466	2,412,665
Miscellaneous	4,987	44,393	49,380
Total	5,318,601	23,137,060	28,455,661

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	09/30/2024
Amortization of intangible assets	100,139	1,563,963	1,664,102
Analysis and storage	—	2,914	2,914
Commissions and royalties	—	811,802	811,802
Import and export expenses	49,057	420,520	469,577
Depreciation of property, plant and equipment	708,432	617,740	1,326,172
Depreciation of leased assets	163,503	580,889	744,392
Impairment of receivables	—	184,879	184,879
Freight and haulage	707,583	2,523,323	3,230,906
Employee benefits and social securities	2,468,217	10,040,415	12,508,632
Maintenance	514,044	796,348	1,310,392
Energy and fuel	229,327	23,523	252,850
Supplies and materials	199,331	872,326	1,071,657
Mobility and travel	31,928	1,170,011	1,201,939
Publicity and advertising	—	1,381,283	1,381,283
Contingencies	—	297,159	297,159
Share-based incentives	76,813	659,327	736,140
Professional fees and outsourced services	525,950	1,813,064	2,339,014
Professional fees related parties	—	44,638	44,638
Office supplies and registrations fees	44,297	347,914	392,211
Insurance	59,825	677,363	737,188
Information technology expenses	11,572	792,095	803,667
Obsolescence	550,468	64,150	614,618
Taxes	47,130	4,478,319	4,525,449
Miscellaneous	16,275	161	16,436
Total	6,503,891	30,164,126	36,668,017

Schedule of other income or expenses, net

	09/30/2025	09/30/2024
Net result from commercialization of agricultural products	(628,482)	(828,366)
Expenses recovery	(44,022)	—
Result of intangible sales	—	171,487
Others	476,828	132,856
	(195,676)	(524,023)

Schedule of net financial cost

	09/30/2025	09/30/2024
Financial costs
Interest expenses	(8,549,952)	(6,059,231)
Financial commissions	(566,451)	(1,102,617)
	(9,116,403)	(7,161,848)

Other financial results
Exchange differences generated by assets	(2,637,671)	(2,686,292)
Exchange differences generated by liabilities	2,416,236	894,756
Changes in fair value of financial assets or liabilities and other financial results	(598,953)	(872,416)
Prepayment premium fee (Note 4.12)	(2,676,273)	—
Net gain of inflation effect on monetary items	40,281	(7,269)
	(3,456,380)	(2,671,221)